Other non-current assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other non-current assets
NOTE 9: OTHER
NON-CURRENT
ASSETS

(€’000)	As at December 31,
	2021	2020
Non-current trade receivables Mesoblast license agreement	2 209	1 923
Net investment in Lease	—	195

Total Non-current Trade and Other receivables	2 209	2 117

In May 2018, the Group entered into an exclusive license agreement with Mesoblast, an Australian biotechnology company, to develop and commercialize our intellectual property rights relating to C-Cathez, an intra-myocardial injection catheter. This license agreement refers to the right to use the company’s intellectual property as it exists at the point in time the license has been granted (May 2018) and foresees contingent milestone payments. The related receivable is reported for its discounted value (€2.2 million) under
‘Non-current
trade receivables’. There are no corresponding contract liabilities reported at December 31, 2021, as no performance obligation was outstanding.
The Group has signed an amendment of the license agreement on January 17, 2022. For further detailed information, see disclosure 36.
At December 31, 2020, the
non-current
net investment in lease referred to the
non-current
receivable recorded under IFRS16 Leases accounting standard as the Group subleases some office spaces it leases from a head lessor. At December 31, 2021, there is no non-current net investment in lease.

(€’000)	As at December 31,
	2021	2020
R&D Tax credit receivable	3 764	3 679

Total Non-current Grant receivables	3 764	3 679

Deposits	262	293

Total Other non-current assets	262	293

In 2017, the Group recognized for the first time a R&D tax credit (€
1.2
million) receivable from the Federal Government that included a one-
time
catch-up
effect. Since 2018, further R&D tax credit receivables are recorded on an annual basis. For the year ended December 31, 2021, the
Group recorded additional
R&D tax credit of €
0.7
 million, taking into account all information available as of December 31, 2021
. The
Group received the reimbursement from the Federal Government of €
0.6
 million related to the fiscal year 2016 tax credit.
The
non-current
assets refer to security deposits paid to the lessors of the building leased by the Group and a deposit to the Social Security administration.